Investments in associates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Share of income in associates	$ (4,146)	$ (15,841)	$ (1,306)
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Share of income in associates	(3,664)	(9,338)	168
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Share of income in associates	(1,661)	(5,945)	(565)
Others
Disclosure of associates [line items]
Share of income in associates	$ 1,179	$ (558)	$ (909)